Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 36.1%
360 Security Technology Inc., Class A	27,099	$37,471
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	11,000	22,296
AAC Technologies Holdings Inc.	54,500	252,044
ACM Research Shanghai Inc., Class A	1,401	19,610
Advanced Micro-Fabrication Equipment Inc./China, Class A	2,483	60,032
AECC Aviation Power Co. Ltd., Class A	13,800	67,777
Agricultural Bank of China Ltd., Class A	340,200	260,746
Agricultural Bank of China Ltd., Class H	1,728,000	1,107,201
Aier Eye Hospital Group Co. Ltd., Class A	32,626	55,959
Air China Ltd., Class A(a)	50,100	55,646
Akeso Inc.(a)(b)(c)	35,000	372,620
Alibaba Group Holding Ltd.	1,080,020	15,377,122
Alibaba Health Information Technology Ltd.(a)(c)	324,000	185,154
Aluminum Corp. of China Ltd., Class A	90,000	81,346
Aluminum Corp. of China Ltd., Class H	216,000	125,447
Amlogic Shanghai Co. Ltd., Class A(a)	2,875	26,559
Anhui Conch Cement Co. Ltd., Class A	12,000	38,568
Anhui Conch Cement Co. Ltd., Class H	86,500	224,788
Anhui Gujing Distillery Co. Ltd., Class A	1,600	33,276
Anhui Gujing Distillery Co. Ltd., Class B	5,725	82,989
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	10,800	57,092
ANTA Sports Products Ltd.	75,600	912,281
Autohome Inc., ADR	4,219	103,450
Avary Holding Shenzhen Co. Ltd., Class A	11,300	44,212
AviChina Industry & Technology Co. Ltd., Class H	153,000	76,968
Baidu Inc., Class A(a)	137,742	1,413,802
Bank of Beijing Co. Ltd., Class A	90,200	78,754
Bank of Chengdu Co. Ltd., Class A	16,400	44,062
Bank of China Ltd., Class A	156,600	119,775
Bank of China Ltd., Class H	4,428,000	2,565,611
Bank of Communications Co. Ltd., Class A	167,400	176,239
Bank of Communications Co. Ltd., Class H	540,000	471,362
Bank of Hangzhou Co. Ltd., Class A	27,200	62,762
Bank of Jiangsu Co. Ltd., Class A	81,058	123,335
Bank of Nanjing Co. Ltd., Class A	43,300	68,814
Bank of Ningbo Co. Ltd., Class A	27,000	99,810
Bank of Shanghai Co. Ltd., Class A	60,270	88,396
Baoshan Iron & Steel Co. Ltd., Class A	102,600	95,728
Beijing Enterprises Holdings Ltd.	27,000	113,129
Beijing Enterprises Water Group Ltd.	324,000	106,541
Beijing Kingsoft Office Software Inc., Class A	1,849	72,078
Beijing New Building Materials PLC, Class A	8,400	33,319
Beijing Tong Ren Tang Co. Ltd., Class A	5,500	28,904
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	5,560	53,413
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	194,400	157,735
Bilibili Inc., Class Z(a)(c)	16,207	297,139
BOC Aviation Ltd.(b)	10,800	87,217
BOE Technology Group Co. Ltd., Class A	146,900	77,248
Bosideng International Holdings Ltd.	238,000	132,929
BYD Co. Ltd., Class A	7,000	340,267
BYD Co. Ltd., Class H	77,000	3,826,747
BYD Electronic International Co. Ltd.	54,000	213,045
C&D International Investment Group Ltd.(c)	55,000	98,433
Caitong Securities Co. Ltd., Class A	11,780	12,003
Cambricon Technologies Corp. Ltd., Class A(a)	1,665	138,879
CGN Power Co. Ltd., Class A	54,000	27,478
Security	Shares	Value
China (continued)
CGN Power Co. Ltd., Class H(b)	702,000	$229,702
Changjiang Securities Co. Ltd., Class A	45,800	41,450
Chaozhou Three-Circle Group Co. Ltd., Class A	10,899	49,380
China CITIC Bank Corp. Ltd., Class H	540,000	475,351
China Coal Energy Co. Ltd., Class H	111,000	124,244
China Communications Services Corp. Ltd., Class H	108,000	62,036
China Construction Bank Corp., Class A	37,900	47,408
China Construction Bank Corp., Class H	6,048,000	5,407,375
China CSSC Holdings Ltd., Class A	16,200	68,828
China Eastern Airlines Corp. Ltd., Class A(a)	54,072	30,187
China Energy Engineering Corp. Ltd., Class A	81,000	25,010
China Everbright Bank Co. Ltd., Class A	207,200	113,868
China Everbright Bank Co. Ltd., Class H	167,000	77,215
China Feihe Ltd.(b)	216,000	166,934
China Galaxy Securities Co. Ltd., Class A	43,200	94,352
China Galaxy Securities Co. Ltd., Class H	211,000	202,864
China Gas Holdings Ltd.	183,600	167,163
China Great Wall Securities Co. Ltd., Class A	37,800	41,925
China Hongqiao Group Ltd.	178,000	316,300
China International Capital Corp. Ltd., Class A	10,900	49,826
China International Capital Corp. Ltd., Class H(b)	108,000	200,192
China Jushi Co. Ltd., Class A	17,000	26,590
China Life Insurance Co. Ltd., Class A	7,000	37,016
China Life Insurance Co. Ltd., Class H	486,000	984,035
China Literature Ltd.(a)(b)(c)	21,600	73,441
China Longyuan Power Group Corp. Ltd., Class H	211,000	174,601
China Mengniu Dairy Co. Ltd.	216,000	482,643
China Merchants Bank Co. Ltd., Class A	81,000	486,417
China Merchants Bank Co. Ltd., Class H	243,331	1,506,541
China Merchants Energy Shipping Co. Ltd., Class A	38,000	31,818
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	21,600	37,982
China Merchants Port Holdings Co. Ltd.	108,000	208,807
China Merchants Securities Co. Ltd., Class A	37,870	84,738
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	36,675	44,051
China Minsheng Banking Corp. Ltd., Class A	173,000	104,230
China Minsheng Banking Corp. Ltd., Class H	324,160	166,425
China National Building Material Co. Ltd., Class H	216,000	96,092
China National Chemical Engineering Co. Ltd., Class A	24,200	25,847
China National Nuclear Power Co. Ltd., Class A	75,600	100,388
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	18,900	60,888
China Oilfield Services Ltd., Class H	108,000	87,529
China Overseas Land & Investment Ltd.	244,000	407,664
China Pacific Insurance Group Co. Ltd., Class A	29,400	139,955
China Pacific Insurance Group Co. Ltd., Class H	162,000	503,304
China Petroleum & Chemical Corp., Class A	145,800	116,702
China Petroleum & Chemical Corp., Class H	1,512,600	814,599
China Power International Development Ltd.	270,000	109,988
China Railway Group Ltd., Class A	75,696	58,564
China Railway Group Ltd., Class H	272,000	122,326
China Renewable Energy Investment Ltd.(a)(d)	2,513	—
China Resources Beer Holdings Co. Ltd.	110,000	348,131
China Resources Gas Group Ltd.	59,400	157,713
China Resources Land Ltd.	190,777	617,975
China Resources Microelectronics Ltd., Class A	8,542	56,295
China Resources Mixc Lifestyle Services Ltd.(b)	43,200	204,189
China Resources Pharmaceutical Group Ltd.(b)	109,000	71,485
China Resources Power Holdings Co. Ltd.	108,000	280,198
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	7,577	45,065

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Ruyi Holdings Ltd.(a)(c)	640,000	$167,323
China Shenhua Energy Co. Ltd., Class A	17,400	95,336
China Shenhua Energy Co. Ltd., Class H	216,000	910,372
China Southern Airlines Co. Ltd., Class A(a)	22,200	18,732
China State Construction Engineering Corp. Ltd., Class A	152,740	120,036
China State Construction International Holdings Ltd.	108,000	151,916
China Taiping Insurance Holdings Co. Ltd.	86,500	132,384
China Three Gorges Renewables Group Co. Ltd., Class A	124,200	73,843
China Tourism Group Duty Free Corp. Ltd., Class A	5,400	45,196
China Tower Corp. Ltd., Class H(b)	291,200	431,210
China United Network Communications Ltd., Class A	108,000	80,083
China Vanke Co. Ltd., Class A(a)	32,400	29,738
China Vanke Co. Ltd., Class H(a)(c)	129,600	84,232
China Yangtze Power Co. Ltd., Class A	97,300	407,483
China Zheshang Bank Co. Ltd., Class A	108,010	48,195
Chongqing Brewery Co. Ltd., Class A	3,199	25,563
Chongqing Changan Automobile Co. Ltd., Class A	16,512	28,165
Chongqing Rural Commercial Bank Co. Ltd., Class A	33,400	33,550
Chongqing Rural Commercial Bank Co. Ltd., Class H	141,000	116,215
Chongqing Zhifei Biological Products Co. Ltd., Class A	7,450	19,721
Chow Tai Fook Jewellery Group Ltd.(c)	129,600	183,980
CITIC Ltd.	270,000	339,570
CITIC Securities Co. Ltd., Class A	37,890	133,428
CITIC Securities Co. Ltd., Class H	109,225	274,888
CMOC Group Ltd., Class A	32,400	32,218
CMOC Group Ltd., Class H	291,000	231,960
CNOOC Energy Technology & Services Ltd., Class A	32,400	18,544
CNPC Capital Co. Ltd., Class A, NVS	54,000	50,502
Contemporary Amperex Technology Co. Ltd., Class A	16,220	559,358
Contemporary Amperex Technology Co. Ltd., Class H(a)	5,400	208,945
Cosco Shipping Energy Transportation Co. Ltd., Class A	10,800	15,095
Cosco Shipping Holdings Co. Ltd., Class A	43,850	99,535
Cosco Shipping Holdings Co. Ltd., Class H	189,950	326,960
CRRC Corp. Ltd., Class A	97,200	96,899
CRRC Corp. Ltd., Class H	276,000	176,379
CSC Financial Co. Ltd., Class A	16,700	53,029
CSPC Innovation Pharmaceutical Co. Ltd., Class A	6,600	47,357
CSPC Pharmaceutical Group Ltd.	541,200	557,226
Daqin Railway Co. Ltd., Class A	81,000	75,734
Dong-E-E-Jiao Co. Ltd., Class A	300	2,274
Dongfang Electric Corp. Ltd., Class A	16,200	35,768
Dongxing Securities Co. Ltd., Class A	27,000	38,070
East Money Information Co. Ltd., Class A	59,498	169,422
Eastroc Beverage Group Co. Ltd., Class A	2,000	88,672
Ecovacs Robotics Co. Ltd., Class A	3,600	26,691
ENN Energy Holdings Ltd.	47,800	379,005
ENN Natural Gas Co. Ltd., Class A	10,600	27,858
Eoptolink Technology Inc. Ltd., Class A	2,700	33,036
Eve Energy Co. Ltd., Class A	11,300	70,369
Everbright Securities Co. Ltd., Class A	16,200	36,440
Far East Horizon Ltd.	117,000	90,424
Flat Glass Group Co. Ltd., Class A	8,400	16,679
Focus Media Information Technology Co. Ltd., Class A	69,400	71,726
Foshan Haitian Flavouring & Food Co. Ltd., Class A	21,648	132,787
Fosun International Ltd.	135,000	78,783
Founder Securities Co. Ltd., Class A	37,800	39,767
Foxconn Industrial Internet Co. Ltd., Class A	54,200	141,586
Fuyao Glass Industry Group Co. Ltd., Class A	5,400	43,397
Security	Shares	Value
China (continued)
Fuyao Glass Industry Group Co. Ltd., Class H(b)	43,200	$308,586
Ganfeng Lithium Group Co. Ltd., Class A	5,420	22,578
GCL Technology Holdings Ltd.(a)(c)	1,350,000	140,522
GD Power Development Co. Ltd., Class A	76,400	48,383
Geely Automobile Holdings Ltd.	384,000	855,866
GEM Co. Ltd., Class A	40,100	33,641
Genscript Biotech Corp.(a)	102,000	166,485
GF Securities Co. Ltd., Class A	26,600	59,948
Giant Biogene Holding Co. Ltd.(b)	21,600	194,659
GigaDevice Semiconductor Inc., Class A(a)	2,000	31,049
GoerTek Inc., Class A	16,200	46,809
Goldwind Science & Technology Co. Ltd., Class A	21,902	28,035
Gotion High-tech Co. Ltd., Class A	8,200	27,781
Great Wall Motor Co. Ltd., Class A	16,200	50,498
Great Wall Motor Co. Ltd., Class H	139,500	215,273
Gree Electric Appliances Inc. of Zhuhai, Class A	10,800	69,414
Guangdong Haid Group Co. Ltd., Class A	8,200	68,894
Guangdong Investment Ltd.	224,000	181,699
Guanghui Energy Co. Ltd., Class A	35,100	28,822
Guangzhou Automobile Group Co. Ltd., Class A	21,900	23,354
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	5,400	20,224
Guangzhou Haige Communications Group Inc. Co., Class A	27,000	50,985
Guangzhou Tinci Materials Technology Co. Ltd., Class A	10,800	25,102
Guosen Securities Co. Ltd., Class A	27,500	42,781
Guotai Haitong Securities Co. Ltd.	62,550	148,571
Guotai Haitong Securities Co. Ltd., Class H(b)	142,128	200,484
Guoyuan Securities Co. Ltd., Class A	27,240	28,423
H World Group Ltd., ADR	13,068	460,908
Haidilao International Holding Ltd.(b)(c)	108,000	205,851
Haier Smart Home Co. Ltd., Class A	32,400	112,199
Haier Smart Home Co. Ltd., Class A	140,400	408,875
Hainan Airlines Holding Co. Ltd., Class A(a)	135,000	25,125
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	42,900	20,478
Haitian International Holdings Ltd.	54,000	131,299
Hangzhou First Applied Material Co. Ltd., Class A	19,089	32,006
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	4,700	15,609
Hansoh Pharmaceutical Group Co. Ltd.(b)	76,000	249,753
Henan Shuanghui Investment & Development Co. Ltd., Class A	13,056	44,054
Hengan International Group Co. Ltd.	27,000	72,924
Hengli Petrochemical Co. Ltd., Class A	32,500	68,160
Hisense Home Appliances Group Co. Ltd., Class H	23,000	75,688
Hithink RoyalFlush Information Network Co. Ltd., Class A	2,400	81,792
HLA Group Corp. Ltd., Class A	16,200	16,095
Hoshine Silicon Industry Co. Ltd., Class A	5,400	36,603
Hua Hong Semiconductor Ltd.(b)(c)	54,000	216,399
Huadian Power International Corp. Ltd., Class A	34,400	27,882
Huadong Medicine Co. Ltd., Class A	5,472	33,844
Hualan Biological Engineering Inc., Class A	11,000	24,527
Huaneng Power International Inc., Class A	44,400	44,462
Huaneng Power International Inc., Class H	248,000	156,604
Huatai Securities Co. Ltd., Class A	43,200	100,038
Huatai Securities Co. Ltd., Class H(b)	78,000	130,800
Huaxia Bank Co. Ltd., Class A	59,400	61,990
Huayu Automotive Systems Co. Ltd., Class A	19,100	47,799
Huizhou Desay Sv Automotive Co. Ltd., Class A	2,100	32,090
Hunan Valin Steel Co. Ltd., Class A	21,700	14,316
Hundsun Technologies Inc., Class A	7,975	28,925

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Hygon Information Technology Co. Ltd., Class A, NVS	10,874	$202,632
IEIT Systems Co. Ltd., Class A	7,900	53,355
Iflytek Co. Ltd., Class A	8,900	56,663
Industrial & Commercial Bank of China Ltd., Class A	253,800	248,583
Industrial & Commercial Bank of China Ltd., Class H	4,104,000	2,976,523
Industrial Bank Co. Ltd., Class A	81,200	254,447
Industrial Securities Co. Ltd., Class A	49,040	39,033
Ingenic Semiconductor Co. Ltd., Class A	3,600	31,572
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	189,000	45,477
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	5,400	3,965
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	27,100	113,456
Inner Mongolia Yitai Coal Co. Ltd., Class B	60,100	122,173
Innovent Biologics Inc.(a)(b)	81,000	639,140
J&T Global Express Ltd.(a)	149,000	129,079
JA Solar Technology Co. Ltd., Class A(a)	11,888	15,019
JCET Group Co. Ltd., Class A	8,900	39,586
JD Health International Inc.(a)(b)	70,200	355,700
JD Logistics Inc.(a)(b)	124,200	195,454
JD.com Inc., Class A	153,944	2,491,296
Jiangsu Eastern Shenghong Co. Ltd., Class A	37,800	44,518
Jiangsu Expressway Co. Ltd., Class H	114,000	145,119
Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,520	52,002
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	24,976	188,876
Jiangsu King's Luck Brewery JSC Ltd., Class A	5,400	32,919
Jiangsu Yanghe Distillery Co. Ltd., Class A	5,403	49,128
Jiangsu Zhongtian Technology Co. Ltd., Class A	16,200	29,805
Jiangxi Copper Co. Ltd., Class A	16,400	48,168
Jiangxi Copper Co. Ltd., Class H	70,000	123,496
Jinko Solar Co. Ltd., Class A	43,393	31,193
Juneyao Airlines Co. Ltd., Class A	16,200	31,211
Kanzhun Ltd., ADR(a)	16,740	283,910
KE Holdings Inc., ADR	43,686	806,444
Kingdee International Software Group Co. Ltd.(a)	201,000	312,823
Kingsoft Corp. Ltd.	54,000	228,974
Kuaishou Technology(a)(b)	170,700	1,147,484
Kuang-Chi Technologies Co. Ltd., Class A	5,400	33,180
Kunlun Energy Co. Ltd.	218,000	217,774
Kunlun Tech Co. Ltd., Class A	5,600	25,841
Kweichow Moutai Co. Ltd., Class A	4,818	1,012,918
LB Group Co. Ltd., Class A	16,300	37,298
Legend Biotech Corp., ADR(a)(c)	4,598	133,112
Lenovo Group Ltd.	540,000	616,474
Lens Technology Co. Ltd., Class A	16,300	45,631
Li Auto Inc., Class A(a)	81,048	1,153,888
Li Ning Co. Ltd.	135,000	255,486
Lingyi iTech Guangdong Co., Class A	27,000	30,108
Longfor Group Holdings Ltd.(b)(c)	135,000	167,687
LONGi Green Energy Technology Co. Ltd., Class A	27,256	54,207
Luxshare Precision Industry Co. Ltd., Class A	27,041	113,319
Luzhou Laojiao Co. Ltd., Class A	5,400	87,144
Mango Excellent Media Co. Ltd., Class A	5,500	17,003
Maxscend Microelectronics Co. Ltd., Class A	2,820	27,500
Meituan, Class B(a)(b)	313,250	5,417,546
Metallurgical Corp. of China Ltd., Class A	48,600	19,704
Midea Group Co. Ltd., Class A	16,800	183,830
Midea Group Co. Ltd., Class H(a)	18,200	190,274
MINISO Group Holding Ltd.	21,740	92,679
MMG Ltd.(a)	216,000	79,534
Montage Technology Co. Ltd., Class A	4,400	46,388
Muyuan Foods Co. Ltd., Class A	20,611	115,262
Nanjing Iron & Steel Co. Ltd., Class A	37,800	22,302
Security	Shares	Value
China (continued)
NARI Technology Co. Ltd., Class A	29,793	$91,464
National Silicon Industry Group Co. Ltd., Class A	10,800	27,670
NAURA Technology Group Co. Ltd., Class A	2,200	127,472
NetEase Inc.	108,100	2,613,668
New China Life Insurance Co. Ltd., Class A	11,000	76,379
New China Life Insurance Co. Ltd., Class H	48,000	195,215
New Hope Liuhe Co. Ltd., Class A(a)	21,700	28,782
New Oriental Education & Technology Group Inc.	76,860	362,914
Ninestar Corp., Class A(a)	6,400	19,109
Ningbo Deye Technology Co. Ltd., Class A, NVS	580	6,612
Ningbo Orient Wires & Cables Co. Ltd., Class A	5,400	35,645
Ningbo Sanxing Medical Electric Co. Ltd., Class A	5,400	16,472
Ningbo Tuopu Group Co. Ltd., Class A	8,645	58,493
Ningxia Baofeng Energy Group Co. Ltd., Class A	37,900	84,054
NIO Inc., Class A(a)(c)	97,209	342,853
Nongfu Spring Co. Ltd., Class H(b)	129,600	629,701
OFILM Group Co. Ltd., Class A(a)	10,800	17,534
Oppein Home Group Inc., Class A	3,800	32,400
Orient Overseas International Ltd.	9,000	154,714
Orient Securities Co. Ltd., Class A	32,644	42,123
PDD Holdings Inc., ADR(a)(c)	43,632	4,210,924
People's Insurance Co. Group of China Ltd. (The), Class A	21,900	25,046
People's Insurance Co. Group of China Ltd. (The), Class H	595,000	388,110
PetroChina Co. Ltd., Class A	91,800	105,457
PetroChina Co. Ltd., Class H	1,332,000	1,114,742
Pharmaron Beijing Co. Ltd., Class A	5,400	17,776
PICC Property & Casualty Co. Ltd., Class H	432,740	822,255
Ping An Bank Co. Ltd., Class A	75,936	121,540
Ping An Insurance Group Co. of China Ltd., Class A	37,800	278,188
Ping An Insurance Group Co. of China Ltd., Class H	432,000	2,523,131
Poly Developments and Holdings Group Co. Ltd., Class A	47,000	52,775
Pop Mart International Group Ltd.(b)	32,400	905,516
Postal Savings Bank of China Co. Ltd., Class A	108,000	79,700
Postal Savings Bank of China Co. Ltd., Class H(b)	540,000	350,164
Power Construction Corp. of China Ltd., Class A	76,000	49,627
Qifu Technology Inc.	6,696	275,206
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	27,000	59,113
Range Intelligent Computing Technology Group Co. Ltd., Class A	5,400	31,992
Rockchip Electronics Co. Ltd., Class A	1,600	31,853
Rongsheng Petrochemical Co. Ltd., Class A	43,328	51,514
SAIC Motor Corp. Ltd., Class A	27,022	60,538
Sanan Optoelectronics Co. Ltd., Class A	21,600	37,107
Sany Heavy Industry Co. Ltd., Class A	32,600	84,995
Satellite Chemical Co. Ltd., Class A	16,212	37,513
SDIC Capital Co. Ltd., Class A	43,200	41,636
SDIC Power Holdings Co. Ltd., Class A	32,400	70,316
Seres Group Co. Ltd., Class A, NVS	5,400	101,331
SF Holding Co. Ltd., Class A	16,500	105,313
Shaanxi Coal Industry Co. Ltd., Class A	37,973	109,701
Shandong Gold Mining Co. Ltd., Class A	16,260	67,839
Shandong Gold Mining Co. Ltd., Class H(b)	54,000	169,014
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	10,900	31,426
Shandong Nanshan Aluminum Co. Ltd., Class A	27,000	14,012
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	174,000	124,490
Shanghai Baosight Software Co. Ltd., Class A	10,848	37,640
Shanghai Baosight Software Co. Ltd., Class B	37,531	51,916

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Shanghai Electric Group Co. Ltd., Class A(a)	54,000	$55,430
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,800	37,908
Shanghai International Airport Co. Ltd., Class A	6,100	27,336
Shanghai M&G Stationery Inc., Class A	5,600	22,852
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	16,500	42,096
Shanghai Pudong Development Bank Co. Ltd., Class A	118,800	202,647
Shanghai Putailai New Energy Technology Co. Ltd., Class A	10,475	22,666
Shanghai RAAS Blood Products Co. Ltd., Class A	37,800	35,657
Shanghai Rural Commercial Bank Co. Ltd., Class A	48,600	60,387
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	3,696	70,140
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	5,400	18,666
Shanjin International Gold Co. Ltd., Class A	16,200	44,325
Shanxi Coking Coal Energy Group Co. Ltd., Class A	21,880	18,225
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	16,200	24,098
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,420	137,875
Shengyi Technology Co. Ltd., Class A	10,800	39,169
Shennan Circuits Co. Ltd., Class A	2,600	30,299
Shenwan Hongyuan Group Co. Ltd., Class A	97,200	63,608
Shenzhen Inovance Technology Co. Ltd., Class A	5,850	53,168
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	5,600	174,624
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	5,400	44,809
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	5,500	34,648
Shenzhen Transsion Holdings Co. Ltd., Class A	4,496	45,193
Shenzhou International Group Holdings Ltd.	48,600	351,463
Sichuan Chuantou Energy Co. Ltd., Class A	21,700	50,684
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	11,900	63,488
Sichuan Road & Bridge Group Co. Ltd., Class A	29,720	38,114
Sieyuan Electric Co. Ltd., Class A	2,900	28,977
Sino Biopharmaceutical Ltd.	650,250	366,782
Sinopharm Group Co. Ltd., Class H	86,400	208,283
Sinotruk Hong Kong Ltd.	54,000	136,063
Smoore International Holdings Ltd.(b)(c)	108,000	265,265
SooChow Securities Co. Ltd., Class A	54,236	59,705
Spring Airlines Co. Ltd., Class A	5,545	45,147
Sungrow Power Supply Co. Ltd., Class A	5,860	48,925
Sunny Optical Technology Group Co. Ltd.	43,200	329,814
Sunwoda Electronic Co. Ltd., Class A	12,000	30,690
SUPCON Technology Co. Ltd., Class A	2,391	14,567
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	5,400	21,027
TAL Education Group, ADR(a)	26,298	258,509
TBEA Co. Ltd., Class A	21,600	34,741
TCL Technology Group Corp., Class A	43,370	25,659
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	5,475	5,739
Tencent Holdings Ltd.	405,599	25,570,025
Tencent Music Entertainment Group, ADR	47,574	801,146
Tianqi Lithium Corp., Class A	6,500	25,961
Tingyi Cayman Islands Holding Corp.	108,000	176,737
Tongcheng Travel Holdings Ltd.	86,800	243,905
Tongling Nonferrous Metals Group Co. Ltd., Class A	83,800	36,709
Tongwei Co. Ltd., Class A	16,500	37,178
TravelSky Technology Ltd., Class H	72,000	102,122
Trina Solar Co. Ltd., Class A	11,185	20,725
Security	Shares	Value
China (continued)
Trip.com Group Ltd.	38,946	$2,436,468
Tsingtao Brewery Co. Ltd., Class A	264	2,709
Tsingtao Brewery Co. Ltd., Class H	42,000	290,555
Unigroup Guoxin Microelectronics Co. Ltd., Class A	5,459	48,316
Unisplendour Corp. Ltd., Class A	16,280	53,970
Victory Giant Technology Huizhou Co. Ltd., Class A	3,300	39,676
Vipshop Holdings Ltd., ADR	21,384	294,885
Wanhua Chemical Group Co. Ltd., Class A	10,800	80,867
Want Want China Holdings Ltd.	270,000	173,260
Weichai Power Co. Ltd., Class A	33,024	68,622
Weichai Power Co. Ltd., Class H	108,200	210,673
Wens Foodstuff Group Co. Ltd., Class A	27,360	63,031
Western Securities Co. Ltd., Class A	25,700	26,371
Will Semiconductor Co. Ltd. Shanghai, Class A	5,430	93,528
Wingtech Technology Co. Ltd., Class A	5,400	25,401
Wuhan Guide Infrared Co. Ltd., Class A(a)	26,505	32,411
Wuliangye Yibin Co. Ltd., Class A	16,700	291,527
WUS Printed Circuit Kunshan Co. Ltd., Class A	5,900	25,363
WuXi AppTec Co. Ltd., Class A	11,004	96,527
WuXi AppTec Co. Ltd., Class H(b)(c)	16,396	142,873
Wuxi Biologics Cayman Inc.(a)(b)	216,000	682,225
XCMG Construction Machinery Co. Ltd., Class A	54,400	62,069
Xiamen C & D Inc., Class A	13,100	17,983
Xiaomi Corp., Class B(a)(b)	1,080,000	6,951,967
Xinjiang Daqo New Energy Co. Ltd., Class A	10,856	28,898
Xinyi Solar Holdings Ltd.(c)	216,000	64,845
XPeng Inc., Class A(a)	81,052	785,213
Yadea Group Holdings Ltd.(b)	108,000	164,498
Yankuang Energy Group Co. Ltd., Class A	1,185	2,113
Yankuang Energy Group Co. Ltd., Class H	216,700	257,123
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	3,000	14,339
Yealink Network Technology Corp. Ltd., Class A	5,980	27,916
Yifeng Pharmacy Chain Co. Ltd., Class A	7,368	26,554
Yihai Kerry Arawana Holdings Co. Ltd., Class A	6,500	27,272
Yonyou Network Technology Co. Ltd., Class A(a)	16,218	29,330
YTO Express Group Co. Ltd., Class A	16,200	29,579
Yum China Holdings Inc.	23,328	1,018,267
Yunnan Aluminium Co. Ltd., Class A	16,200	32,666
Yunnan Baiyao Group Co. Ltd., Class A	5,480	42,868
Yunnan Energy New Material Co. Ltd., Class A	5,400	20,759
Zangge Mining Co. Ltd., Class A	10,800	54,158
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,300	64,911
Zhaojin Mining Industry Co. Ltd., Class H	108,000	273,570
Zhejiang China Commodities City Group Co. Ltd., Class A	21,600	52,564
Zhejiang Chint Electrics Co. Ltd., Class A	5,400	16,382
Zhejiang Dahua Technology Co. Ltd., Class A	5,400	11,389
Zhejiang Expressway Co. Ltd., Class H	94,320	74,626
Zhejiang Huayou Cobalt Co. Ltd., Class A	16,195	74,649
Zhejiang Juhua Co. Ltd., Class A	16,200	59,257
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	30,866	216,616
Zhejiang NHU Co. Ltd., Class A	16,660	50,637
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	10,800	38,601
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	10,800	24,169
Zhejiang Weiming Environment Protection Co. Ltd., Class A	11,100	29,947
Zhejiang Zheneng Electric Power Co. Ltd., Class A	43,200	32,034
Zheshang Securities Co. Ltd., Class A	22,000	31,767
Zhongji Innolight Co. Ltd., Class A	5,400	69,987
Zhongjin Gold Corp. Ltd., Class A	27,000	52,331
Zhongsheng Group Holdings Ltd.	53,000	79,518

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Zhongtai Securities Co. Ltd., Class A	43,800	$36,913
Zhuzhou CRRC Times Electric Co. Ltd., Class H	38,000	160,916
Zijin Mining Group Co. Ltd., Class A	75,600	185,577
Zijin Mining Group Co. Ltd., Class H	364,000	809,123
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	30,700	30,311
ZTE Corp., Class A	10,800	46,382
ZTE Corp., Class H	51,360	143,288
ZTO Express Cayman Inc.	27,085	478,892
		149,945,075
Hong Kong — 0.3%
BeOne Medicines Ltd.(a)	54,075	1,031,313
India — 23.4%
ABB India Ltd.	3,450	241,004
Adani Enterprises Ltd.	9,558	281,805
Adani Ports & Special Economic Zone Ltd.	33,426	560,656
Adani Power Ltd.(a)	35,761	227,358
Alkem Laboratories Ltd.	2,430	144,850
Ambuja Cements Ltd.	38,395	248,562
APL Apollo Tubes Ltd.	11,016	233,332
Apollo Hospitals Enterprise Ltd.	6,534	526,203
Ashok Leyland Ltd.	92,556	255,519
Asian Paints Ltd.	24,192	639,161
Astral Ltd.	8,640	151,367
AU Small Finance Bank Ltd.(b)	22,300	180,859
Aurobindo Pharma Ltd.(a)	17,012	228,443
Avenue Supermarts Ltd.(a)(b)	10,476	490,386
Axis Bank Ltd.	144,342	2,013,909
Bajaj Auto Ltd.	4,212	423,927
Bajaj Finance Ltd.	17,435	1,873,166
Bajaj Finserv Ltd.	24,570	579,867
Bajaj Holdings & Investment Ltd.	1,782	279,707
Balkrishna Industries Ltd.	4,644	134,426
Bank of Baroda	62,100	181,407
Bharat Electronics Ltd.	232,308	1,046,320
Bharat Forge Ltd.	16,645	241,846
Bharat Heavy Electricals Ltd.	64,294	195,633
Bharat Petroleum Corp. Ltd.	96,518	359,761
Bharti Airtel Ltd.	161,352	3,505,283
Bosch Ltd.	486	178,701
Britannia Industries Ltd.	6,912	445,221
BSE Ltd.	9,393	294,248
Canara Bank	115,398	155,029
CG Power & Industrial Solutions Ltd.	40,338	324,237
Cholamandalam Investment and Finance Co. Ltd.	26,298	493,076
Cipla Ltd.	35,100	602,042
Coal India Ltd.	118,368	550,319
Colgate-Palmolive India Ltd.	8,424	242,043
Container Corp. of India Ltd.	15,498	142,183
Coromandel International Ltd.	7,413	198,593
Cummins India Ltd.	9,180	350,988
Dabur India Ltd.	32,670	184,549
Divi's Laboratories Ltd.	7,452	576,635
Dixon Technologies India Ltd.	2,268	390,102
DLF Ltd.	48,250	450,572
Dr Reddy's Laboratories Ltd.	36,990	541,778
Eicher Motors Ltd.	8,478	529,129
Eternal Ltd.(a)	308,286	858,663
FSN E-Commerce Ventures Ltd.(a)	71,937	170,888
GAIL India Ltd.	146,070	324,633
GMR Airports Infrastructure Ltd.(a)	149,953	147,616
Security	Shares	Value
India (continued)
Godrej Consumer Products Ltd.	25,272	$364,051
Godrej Properties Ltd.(a)	9,582	251,674
Grasim Industries Ltd.	17,712	527,538
Havells India Ltd.	15,737	280,967
HCL Technologies Ltd.	59,670	1,142,166
HDFC Asset Management Co. Ltd.(b)	6,048	338,370
HDFC Bank Ltd.	356,670	8,139,226
HDFC Life Insurance Co. Ltd.(b)	59,886	544,165
Hero MotoCorp Ltd.	7,506	378,215
Hindalco Industries Ltd.	84,996	630,611
Hindustan Aeronautics Ltd., NVS	12,582	732,294
Hindustan Petroleum Corp. Ltd.	60,426	290,740
Hindustan Unilever Ltd.	51,624	1,418,221
Hyundai Motor India Ltd.(a)	10,253	221,319
ICICI Bank Ltd.	332,572	5,640,926
ICICI Lombard General Insurance Co. Ltd.(b)	14,850	325,830
ICICI Prudential Life Insurance Co. Ltd.(b)	22,896	177,182
IDFC First Bank Ltd.(a)	232,562	184,972
Indian Hotels Co. Ltd., Class A	53,946	485,986
Indian Oil Corp. Ltd.	173,772	288,697
Indian Railway Catering & Tourism Corp. Ltd.	14,958	132,399
Indus Towers Ltd.(a)	82,870	372,401
IndusInd Bank Ltd.	36,234	346,377
Info Edge India Ltd.	22,810	380,967
Infosys Ltd.	209,466	3,827,941
InterGlobe Aviation Ltd.(a)(b)	11,826	738,102
ITC Ltd.	188,676	923,110
Jindal Stainless Ltd.	20,250	152,913
Jindal Steel & Power Ltd.	27,888	310,006
Jio Financial Services Ltd., NVS(a)	181,494	609,422
JSW Energy Ltd.	26,082	148,992
JSW Steel Ltd.	38,556	449,109
Jubilant Foodworks Ltd.	23,061	176,749
Kalyan Jewellers India Ltd.	26,406	173,188
Kotak Mahindra Bank Ltd.	68,526	1,663,513
Larsen & Toubro Ltd.	42,282	1,817,569
LTIMindtree Ltd.(b)	4,806	284,923
Lupin Ltd.	13,932	319,488
Macrotech Developers Ltd.	18,576	310,199
Mahindra & Mahindra Ltd.	58,806	2,048,144
Mankind Pharma Ltd.(a)	7,776	224,647
Marico Ltd.	32,292	270,553
Maruti Suzuki India Ltd.	7,938	1,145,005
Max Healthcare Institute Ltd.	49,459	650,322
Mphasis Ltd.	6,740	201,675
MRF Ltd.	158	256,608
Muthoot Finance Ltd.	7,938	205,960
Nestle India Ltd., NVS	20,952	587,157
NHPC Ltd., NVS	192,402	196,815
NMDC Ltd.	189,000	157,644
NTPC Ltd.	273,888	1,069,970
Oberoi Realty Ltd.	7,182	146,803
Oil & Natural Gas Corp. Ltd.	201,312	563,949
Oil India Ltd.	31,212	155,881
Oracle Financial Services Software Ltd.	1,404	139,289
Page Industries Ltd.	365	197,930
PB Fintech Ltd.(a)	21,708	447,430
Persistent Systems Ltd., NVS	7,128	469,583
Petronet LNG Ltd.	50,976	183,234
Phoenix Mills Ltd. (The)	12,771	229,799
PI Industries Ltd.	4,590	205,205
Pidilite Industries Ltd.	9,990	362,992

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Polycab India Ltd.	3,296	$231,072
Power Finance Corp. Ltd.	93,582	444,954
Power Grid Corp. of India Ltd.	291,978	990,117
Prestige Estates Projects Ltd.	11,075	190,161
Punjab National Bank	140,744	174,446
Rail Vikas Nigam Ltd.	33,372	158,421
REC Ltd.	82,620	389,654
Reliance Industries Ltd.	383,778	6,383,044
Samvardhana Motherson International Ltd.	199,314	356,981
SBI Cards & Payment Services Ltd.	18,564	199,806
SBI Life Insurance Co. Ltd.(b)	28,026	594,252
Shree Cement Ltd.	601	208,055
Shriram Finance Ltd.	88,830	664,735
Siemens Energy India Ltd., NVS	5,670	164,196
Siemens Ltd.	5,670	216,678
Solar Industries India Ltd.	1,782	335,637
Sona Blw Precision Forgings Ltd.(b)	27,059	172,221
SRF Ltd.	8,640	289,105
State Bank of India	111,888	1,063,766
Sun Pharmaceutical Industries Ltd.	60,534	1,188,396
Sundaram Finance Ltd.	4,104	247,035
Supreme Industries Ltd.	4,104	199,061
Suzlon Energy Ltd.(a)	613,818	514,157
Tata Communications Ltd.	7,128	139,768
Tata Consultancy Services Ltd.	56,700	2,295,764
Tata Consumer Products Ltd.	37,098	480,031
Tata Elxsi Ltd.	2,218	166,963
Tata Motors Ltd.	126,900	1,068,405
Tata Power Co. Ltd. (The)	97,007	446,098
Tata Steel Ltd.	469,584	886,319
Tech Mahindra Ltd.	34,128	628,127
Thermax Ltd.	2,484	98,525
Titan Co. Ltd.	22,356	929,584
Torrent Pharmaceuticals Ltd.	7,452	276,835
Torrent Power Ltd.	10,422	167,587
Trent Ltd.	11,502	759,648
Tube Investments of India Ltd.	6,534	234,122
TVS Motor Co. Ltd.	15,392	500,657
UltraTech Cement Ltd.	7,290	956,386
Union Bank of India Ltd.	95,265	163,641
United Spirits Ltd.	18,579	330,362
UPL Ltd.	29,540	217,143
Varun Beverages Ltd.	84,942	473,406
Vedanta Ltd.	87,051	444,033
Vodafone Idea Ltd.(a)	1,520,802	123,260
Voltas Ltd.	14,634	216,149
Wipro Ltd.	168,592	492,570
Yes Bank Ltd.(a)	870,318	218,769
Zydus Lifesciences Ltd.	16,092	175,246
		97,278,463
Indonesia — 1.7%
Alamtri Resources Indonesia Tbk PT	891,000	120,337
Amman Mineral Internasional PT(a)	421,200	179,030
Astra International Tbk PT	1,290,600	383,768
Bank Central Asia Tbk PT	3,510,000	2,024,892
Bank Mandiri Persero Tbk PT	2,370,600	770,209
Bank Negara Indonesia Persero Tbk PT	928,800	256,166
Bank Rakyat Indonesia Persero Tbk PT	4,282,277	1,165,134
Barito Pacific Tbk PT	1,571,420	121,284
Chandra Asri Pacific Tbk PT	502,200	287,894
Charoen Pokphand Indonesia Tbk PT	475,200	141,215
GoTo Gojek Tokopedia Tbk PT(a)	56,354,400	221,551
Security	Shares	Value
Indonesia (continued)
Indofood CBP Sukses Makmur Tbk PT	189,000	$126,300
Indofood Sukses Makmur Tbk PT	253,800	122,512
Kalbe Farma Tbk PT	1,287,800	119,630
Sumber Alfaria Trijaya Tbk PT	1,155,600	172,418
Telkom Indonesia Persero Tbk PT	3,040,200	525,564
United Tractors Tbk PT	91,800	126,390
		6,864,294
Malaysia — 1.7%
AMMB Holdings Bhd	155,900	191,870
Axiata Group Bhd	162,000	77,996
CELCOMDIGI Bhd	205,500	179,598
CIMB Group Holdings Bhd	507,600	826,850
Gamuda Bhd	313,200	336,280
Genting Bhd(c)	132,400	93,348
Hong Leong Bank Bhd	44,400	204,302
IHH Healthcare Bhd	129,300	209,602
IOI Corp. Bhd	156,800	132,467
Kuala Lumpur Kepong Bhd	32,400	148,280
Malayan Banking Bhd	340,200	781,828
Maxis Bhd	168,000	139,339
MISC Bhd	73,900	130,528
MR DIY Group M Bhd(b)	194,400	72,150
Nestle Malaysia Bhd	5,500	101,509
Petronas Chemicals Group Bhd	176,400	141,921
Petronas Dagangan Bhd	16,200	74,903
Petronas Gas Bhd	53,300	224,896
PPB Group Bhd	43,280	114,523
Press Metal Aluminium Holdings Bhd	222,000	262,838
Public Bank Bhd	919,350	931,243
QL Resources Bhd	114,675	121,157
RHB Bank Bhd	97,362	147,149
SD Guthrie Bhd	143,100	150,349
Sime Darby Bhd	171,100	68,283
Sunway Bhd	145,800	162,512
Telekom Malaysia Bhd	81,300	124,579
Tenaga Nasional Bhd	178,200	586,247
YTL Corp. Bhd	178,200	76,070
YTL Power International Bhd	162,000	121,612
		6,934,229
Philippines — 0.6%
Ayala Corp.	16,010	166,529
Ayala Land Inc.	408,660	168,266
Bank of the Philippine Islands	150,224	374,517
BDO Unibank Inc.	151,160	436,478
International Container Terminal Services Inc.	63,190	463,835
Jollibee Foods Corp.	30,390	121,488
Manila Electric Co.	16,520	162,846
Metropolitan Bank & Trust Co.	125,282	165,170
PLDT Inc.	4,320	94,265
SM Investments Corp.	14,584	218,257
SM Prime Holdings Inc.	648,150	261,955
		2,633,606
South Korea — 11.5%
Alteogen Inc.(a)	2,572	615,068
Amorepacific Corp.(c)	1,787	172,998
Celltrion Inc.	9,770	1,138,808
CJ CheilJedang Corp.	528	88,428
Coway Co. Ltd.	3,376	217,094
DB Insurance Co. Ltd.	2,916	212,520
Doosan Bobcat Inc.	3,531	120,018
Doosan Enerbility Co. Ltd.(a)	28,288	825,729

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Ecopro BM Co. Ltd.(a)(c)	3,182	$206,429
Ecopro Co. Ltd.(c)	6,607	204,204
Hana Financial Group Inc.	18,090	951,425
Hanjin Kal Corp.(c)	1,404	143,271
Hankook Tire & Technology Co. Ltd.	4,902	136,713
Hanmi Semiconductor Co. Ltd.(c)	2,646	153,463
Hanwha Aerospace Co. Ltd.	1,999	1,172,266
Hanwha Ocean Co. Ltd.(a)(c)	6,858	386,379
Hanwha Systems Co. Ltd.	4,753	156,294
HD Hyundai Co. Ltd.	2,808	226,855
HD Hyundai Electric Co. Ltd.	1,516	415,075
HD Hyundai Heavy Industries Co. Ltd.(c)	1,350	395,294
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,755	629,588
HLB Inc.(a)(c)	7,344	289,493
HMM Co. Ltd.	16,578	255,720
HYBE Co. Ltd.	1,404	270,780
Hyundai Glovis Co. Ltd.(c)	2,377	195,062
Hyundai Mobis Co. Ltd.	3,726	683,036
Hyundai Motor Co.	8,586	1,150,829
Hyundai Rotem Co. Ltd.	4,752	502,984
Industrial Bank of Korea	16,146	183,961
Kakao Corp.	19,386	598,980
KakaoBank Corp.	10,640	180,887
KB Financial Group Inc.	23,544	1,771,542
Kia Corp.	15,066	974,361
Korea Aerospace Industries Ltd.	4,915	297,760
Korea Electric Power Corp.	15,660	342,488
Korea Investment Holdings Co. Ltd.	2,680	209,486
Korea Zinc Co. Ltd.	280	147,624
Korean Air Lines Co. Ltd.	11,906	193,962
Krafton Inc.(a)(c)	1,821	486,397
KT&G Corp.	6,172	536,596
LG Chem Ltd.	2,972	424,075
LG Corp.	5,184	266,299
LG Display Co. Ltd.(a)	15,120	94,129
LG Electronics Inc.	6,480	333,285
LG Energy Solution Ltd.(a)	2,916	603,632
LG H&H Co. Ltd.	591	139,345
LG Innotek Co. Ltd.	918	96,206
LG Uplus Corp.	11,934	110,554
LS Electric Co. Ltd.	972	177,464
Meritz Financial Group Inc.	5,508	445,201
Mirae Asset Securities Co. Ltd.	15,500	174,387
NAVER Corp.(c)	9,072	1,229,332
NH Investment & Securities Co. Ltd.	8,370	104,421
Orion Corp./Republic of Korea	1,566	125,075
POSCO Future M Co. Ltd.(a)	2,010	169,683
POSCO Holdings Inc.	4,374	792,385
Posco International Corp.	3,461	122,604
Samsung Biologics Co. Ltd.(a)(b)	1,140	852,124
Samsung C&T Corp.	5,346	579,435
Samsung Electro-Mechanics Co. Ltd.	3,405	300,554
Samsung Electronics Co. Ltd.	297,648	12,077,867
Samsung Fire & Marine Insurance Co. Ltd.	1,890	553,128
Samsung Heavy Industries Co. Ltd.(a)	45,630	557,288
Samsung Life Insurance Co. Ltd.	5,026	359,661
Samsung SDI Co. Ltd.	3,944	482,221
Samsung SDS Co. Ltd.	2,646	249,041
Samyang Foods Co. Ltd.	258	207,269
Shinhan Financial Group Co. Ltd.	27,216	1,138,364
SK Biopharmaceuticals Co. Ltd.(a)	2,160	145,567
Security	Shares	Value
South Korea (continued)
SK Hynix Inc.(c)	34,344	$5,066,121
SK Inc.	2,324	275,186
SK Innovation Co. Ltd.	3,888	251,910
SK Square Co. Ltd.(a)	5,877	486,094
SK Telecom Co. Ltd.	4,374	163,060
SKC Co. Ltd.(a)	1,192	76,745
S-Oil Corp.(c)	2,837	111,678
Woori Financial Group Inc.	39,744	554,580
Yuhan Corp.	3,672	277,569
		48,013,406
Taiwan — 22.8%
Accton Technology Corp.	31,000	756,451
Acer Inc.	162,062	185,500
Advantech Co. Ltd.	31,158	350,694
Airtac International Group	9,161	281,105
Alchip Technologies Ltd.	5,000	456,992
ASE Technology Holding Co. Ltd.	216,484	984,957
Asia Cement Corp.	117,229	162,937
Asia Vital Components Co. Ltd.	22,000	441,645
Asustek Computer Inc.	44,000	904,632
AUO Corp.	447,200	190,001
Catcher Technology Co. Ltd.	38,000	264,045
Cathay Financial Holding Co. Ltd.	594,888	1,176,805
Chailease Holding Co. Ltd.	108,248	434,854
Chang Hwa Commercial Bank Ltd.	378,526	229,439
Cheng Shin Rubber Industry Co. Ltd.	105,776	178,276
China Airlines Ltd.	162,000	118,556
China Steel Corp.	702,867	461,158
Chunghwa Telecom Co. Ltd.	239,000	1,030,741
Compal Electronics Inc.	270,000	255,895
CTBC Financial Holding Co. Ltd.	1,026,265	1,385,376
Delta Electronics Inc.	123,000	1,511,471
E Ink Holdings Inc.	54,000	376,705
E.Sun Financial Holding Co. Ltd.	918,002	907,934
Eclat Textile Co. Ltd.	12,604	179,153
Elite Material Co. Ltd.	18,142	445,623
eMemory Technology Inc.	4,000	318,126
Eva Airways Corp.	162,000	218,868
Evergreen Marine Corp. Taiwan Ltd.	64,746	523,086
Far Eastern New Century Corp.	162,460	176,864
Far EasTone Telecommunications Co. Ltd.	95,000	272,798
Feng TAY Enterprise Co. Ltd.	33,391	134,658
First Financial Holding Co. Ltd.	703,306	631,319
Formosa Chemicals & Fibre Corp.	210,950	167,111
Formosa Plastics Corp.	270,400	311,167
Fortune Electric Co. Ltd.	8,800	132,009
Fubon Financial Holding Co. Ltd.	514,806	1,357,071
Gigabyte Technology Co. Ltd.	34,000	306,023
Global Unichip Corp.	6,000	226,917
Globalwafers Co. Ltd.	19,000	196,836
Hon Hai Precision Industry Co. Ltd.	797,845	4,063,135
Hotai Motor Co. Ltd.	21,600	457,013
Hua Nan Financial Holdings Co. Ltd.	571,893	500,365
Innolux Corp.	432,592	173,744
International Games System Co. Ltd.	15,000	417,713
Inventec Corp.	162,980	225,664
Jentech Precision Industrial Co. Ltd.	5,000	221,427
KGI Financial Holding Co. Ltd.	1,026,400	586,418
Largan Precision Co. Ltd.	6,000	456,212
Lite-On Technology Corp.	144,032	481,193
Lotes Co. Ltd.	5,222	223,008
MediaTek Inc.	96,176	3,948,851

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Mega Financial Holding Co. Ltd.	745,110	$982,713
Micro-Star International Co. Ltd.	54,000	253,447
Nan Ya Plastics Corp.	326,090	309,185
Nien Made Enterprise Co. Ltd.	12,000	171,694
Novatek Microelectronics Corp.	34,000	579,034
Pegatron Corp.	132,000	365,159
PharmaEssentia Corp.(a)	16,000	264,000
Pou Chen Corp.	163,000	168,158
President Chain Store Corp.	32,000	272,501
Quanta Computer Inc.	174,000	1,539,275
Realtek Semiconductor Corp.	30,140	537,437
Ruentex Development Co. Ltd.	108,242	107,100
Shanghai Commercial & Savings Bank Ltd. (The)	240,981	373,040
Shin Kong Financial Holding Co. Ltd.(a)	918,689	367,066
Silergy Corp.	22,000	252,721
SinoPac Financial Holdings Co. Ltd.	702,277	534,213
Synnex Technology International Corp.	54,050	127,529
Taishin Financial Holding Co. Ltd.	702,556	399,848
Taiwan Business Bank	432,980	211,634
Taiwan Cooperative Financial Holding Co. Ltd.	665,387	531,805
Taiwan High Speed Rail Corp.	108,000	98,584
Taiwan Mobile Co. Ltd.	111,000	420,972
Taiwan Semiconductor Manufacturing Co. Ltd.	1,554,004	49,563,421
TCC Group Holdings Co. Ltd.	378,754	369,648
Unimicron Technology Corp.	95,000	328,879
Uni-President Enterprises Corp.	324,650	858,388
United Microelectronics Corp.	685,000	1,054,706
Vanguard International Semiconductor Corp.	58,850	162,421
Voltronic Power Technology Corp.	4,000	178,253
Wan Hai Lines Ltd.	54,000	193,151
Wistron Corp.	176,000	670,720
Wiwynn Corp.	7,000	550,720
WPG Holdings Ltd.	108,320	252,261
Yageo Corp.	27,404	439,374
Yang Ming Marine Transport Corp.	108,000	284,130
Yuanta Financial Holding Co. Ltd.	612,766	635,039
Zhen Ding Technology Holding Ltd.	55,455	188,203
		94,994,970
Thailand — 1.3%
Advanced Info Service PCL, NVDR	70,300	611,458
Airports of Thailand PCL, NVDR(c)	266,800	269,748
Bangkok Dusit Medical Services PCL, NVDR	681,500	445,666
Bumrungrad Hospital PCL, NVDR	38,800	165,236
Central Pattana PCL, NVDR	129,600	179,006
Charoen Pokphand Foods PCL, NVDR	253,800	189,156
CP ALL PCL, NVDR	329,400	470,794
CP Axtra PCL	133,579	76,282
Delta Electronics Thailand PCL, NVDR(c)	194,400	613,399
Gulf Development PCL(a)(c)	291,300	399,315
Home Product Center PCL, NVDR(c)	397,549	93,064
Kasikornbank PCL, NVDR	32,400	151,969
Krung Thai Bank PCL, NVDR	221,950	149,902
Minor International PCL, NVDR(c)	212,380	160,327
PTT Exploration & Production PCL, NVDR(c)	81,010	241,388
PTT Oil & Retail Business PCL, NVDR(c)	207,500	74,410
PTT PCL, NVDR(c)	594,800	538,461
SCB X PCL, NVDR	54,500	196,692
Siam Cement PCL (The), NVDR(c)	48,600	245,163
TMBThanachart Bank PCL, NVDR	1,128,600	65,924
Security	Shares	Value
Thailand (continued)
True Corp. PCL, NVDR(a)	675,042	$256,696
		5,594,056
Total Common Stocks — 99.4% (Cost: $324,311,486)		413,289,412
Preferred Stocks
South Korea — 0.5%
Hyundai Motor Co.
Preference Shares, NVS	1,458	156,027
Series 2, Preference Shares, NVS	2,160	230,828
Samsung Electronics Co. Ltd., Preference Shares, NVS	51,570	1,718,716
		2,105,571
Total Preferred Stocks — 0.5% (Cost: $2,564,440)		2,105,571
Rights
China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)(a)(d)	1,330	—
South Korea — 0.0%
Hanwha Aerospace Co. Ltd., (Expires 09/07/25, Strike Price KRW 684,000)(a)	144	13,255
Total Rights — 0.0% (Cost: $—)		13,255
Warrants
Malaysia — 0.0%
YTL Corp. Bhd, (Expires 06/02/28, Strike Price MYR 1.50)(a)	49,680	3,735
YTL Power International Bhd., (Expires 06/02/28, Strike Price MYR 2.45)(a)	32,400	5,709
		9,444
Total Warrants — 0.0% (Cost: $—)		9,444
Total Long-Term Investments — 99.9% (Cost: $326,875,926)		415,417,682
Short-Term Securities
Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	14,577,604	14,583,435
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	2,350,000	2,350,000
Total Short-Term Securities — 4.0% (Cost: $16,931,590)		16,933,435
Total Investments — 103.9% (Cost: $343,807,516)		432,351,117
Liabilities in Excess of Other Assets — (3.9)%		(16,407,491)
Net Assets — 100.0%		$415,943,626

(a)	Non-income producing security.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Asia ETF

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,861,232	$11,723,262 (a)	$—	$65	$(1,124)	$14,583,435	14,577,604	$62,273 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	490,000	1,860,000 (a)	—	—	—	2,350,000	2,350,000	130,430	—
				$65	$(1,124)	$16,933,435		$192,703	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	4	06/20/25	$113	$(4,885)
MSCI Emerging Markets Index	5	06/20/25	287	(4,112)
				$(8,997)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets Asia ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$12,906,333	$400,383,079	$—	$413,289,412
Preferred Stocks	—	2,105,571	—	2,105,571
Rights	—	13,255	—	13,255
Warrants	—	9,444	—	9,444
Short-Term Securities
Money Market Funds	16,933,435	—	—	16,933,435
	$29,839,768	$402,511,349	$—	$432,351,117
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(4,112)	$(4,885)	$—	$(8,997)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares